Consolidated Balance Sheets - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Current Assets
Cash	$ 12,497,359	$ 8,020,871
Accounts receivable	39,017,369	36,679,605
Derivative assets		294,965
Prepayments and other current assets	23,350,063	23,085,599
Tax recoverable	262,057	258,872
Total current assets	75,126,848	68,339,912
Non-current assets
Property, plant and equipment, net	400,508	783,476
Right-of-use assets, net	187,078	168,421
Total non-current assets	587,586	951,897
Total assets	75,714,434	69,291,809
Current liabilities
Accounts payable	52,690,082	42,007,000
Accrued expenses and other current liabilities	985,947	2,963,079
Short-term lease liabilities	125,243	158,994
Bank borrowing	1,893,094	1,360,643
Derivative Liabilities	60,705
Total current liabilities	55,755,071	46,489,716
Long-term lease liabilities	70,538	35,360
Total liabilities	55,825,609	46,525,076
Commitment and contingencies
Shareholders’ equity:
Ordinary shares, $0.0001 par value, 500,000,000 shares authorized, 27,500,327 and 27,500,000 shares issued and outstanding as of December 31, 2025, and December 31, 2024 respectively	2,750	2,750
Additional paid-in capital	13,831,423	13,880,837
Treasury stock	(5)
Retained earnings	6,054,657	9,025,081
Total stockholders’ equity	19,888,825	22,908,668
Non-controlling interests in subsidiaries		(141,935)
Total liabilities and equity	$ 75,714,434	$ 69,291,809